Shareholders' Equity (Details) - USD ($)	Mar. 28, 2022	May 02, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 01, 2022	Sep. 13, 2022	Dec. 31, 2021	Feb. 09, 2021
Shareholders' Equity (Details) [Line Items]
Ordinary shares	500,000,000			9,505,000	6,500,000	1,455,000	9,505,000	3
Par value per share (in Dollars per share)	$ 0.0001							$ 0.0001
Share issued	17,999,900
Par value (in Dollars per share)	$ 0.0001
Share issued				10,000,000			10,000,000
Dividend amount (in Dollars)	$ 50,000
Shares outstanding				10,000,000			10,000,000
Gross proceeds (in Dollars)				$ 2,620,443			$ 2,975,449
Net proceed (in Dollars)				$ 2,613,549			$ 2,967,987
Ordinary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares						1,500,000		97
Par value per share (in Dollars per share)								$ 0.0001
Share issued	17,459,903
Subsequent Event [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares			309,375
Par value per share (in Dollars per share)			$ 4
Gross proceeds (in Dollars)		$ 1,237,500	$ 8,250,000
Net proceed (in Dollars)		$ 1,100,000	$ 7,200,000
Subsequent Event [Member] | Public offering [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares			2,062,500
Par value per share (in Dollars per share)			$ 4
Hongli Technology [Member]
Shareholders' Equity (Details) [Line Items]
Ordinary shares				495,000		45,000	495,000
Share issued	539,997